Organization and principal activities (Details)	6 Months Ended
Jun. 30, 2022
Business Operation Agreement
Variable interest entity
Threshold period of written notice required to terminate the agreement	30 days
Term (in years)	P10Y
Exclusive Option Agreements
Variable interest entity
Threshold period of written notice required to terminate the agreement	10 years